EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN

14. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the mainland China participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, unemployment insurance and other welfare benefits are provided to employees. Labor regulations of mainland China require that the Group’s mainland China entities make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits, which was expensed as incurred, was RMB125,666, RMB176,965 and RMB372,257 for the years ended December 31, 2022, 2023 and 2024, respectively.